Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Investments in Debt Instruments at Fair Value Through Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Financial assets at fair value through other comprehensive income [line items]
Investments in debt instruments at FVTOCI	$ 1,008,140	$ 32,137	$ 1,025,760
Unsecured cumulative subordinate corporate bonds [member]
Financial assets at fair value through other comprehensive income [line items]
Investments in debt instruments at FVTOCI	$ 1,008,140	$ 32,137	$ 1,025,760